Segment Reporting	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment

	Year ended December 31, 2014
(In millions)	Conventional Generation	Renewables	Thermal	Corporate	Total
Operating revenues	$317	$316	$195	$—	$828
Cost of operations	55	83	139	—	277
Depreciation and amortization	82	133	18	—	233
General and administrative	—	—	—	8	8
Acquisition-related transaction and integration costs	—	—	—	4	4
Operating income (loss)	180	100	38	(12)	306
Equity in earnings of unconsolidated affiliates	14	8	—	—	22
Other income, net	—	5	—	1	6
Loss on debt extinguishment	—	(1)	—	—	(1)
Interest expense	(53)	(126)	(7)	(30)	(216)
Income (loss) before income taxes	141	(14)	31	(41)	117
Income tax expense	—	—	—	4	4
Net Income (Loss)	$141	$(14)	$31	$(45)	$113

	Year ended December 31, 2016
(In millions)	Conventional Generation	Renewables	Thermal	Corporate	Total
Operating revenues	$333	$518	$170	$—	$1,021
Cost of operations	66	126	114	—	306
Depreciation and amortization	80	197	20	—	297
Impairment losses	—	183	—	—	183
General and administrative	—	—	—	16	16
Acquisition-related transaction and integration costs	—	—	—	1	1
Operating income (loss)	187	12	36	(17)	218
Equity in earnings of unconsolidated affiliates	13	47	—	—	60
Other income, net	1	2	—	—	3
Interest expense	(48)	(147)	(7)	(78)	(280)
Income (loss) before income taxes	153	(86)	29	(95)	1
Income tax benefit	—	—	—	(1)	(1)
Net Income (Loss)	$153	$(86)	$29	$(94)	$2
Balance Sheet
Equity investment in affiliates	$106	$1,046	$—	$—	$1,152
Capital expenditures (a)	7	2	14	—	23
Total Assets	$1,993	$5,988	$426	$429	$8,836

	Year ended December 31, 2015
(In millions)	Conventional Generation	Renewables	Thermal	Corporate	Total
Operating revenues	$336	$443	$174	$—	$953
Cost of operations	59	136	126	—	321
Depreciation and amortization	81	197	19	—	297
General and administrative	—	—	—	12	12
Acquisition-related transaction and integration costs	—	—	—	3	3
Operating income (loss)	196	110	29	(15)	320
Equity in earnings of unconsolidated affiliates	14	17	—	—	31
Other income, net	1	2	—	—	3
Loss on debt extinguishment	(7)	(2)	—	—	(9)
Interest expense	(48)	(147)	(7)	(61)	(263)
Income (loss) before income taxes	156	(20)	22	(76)	82
Income tax expense	—	—	—	12	12
Net Income (Loss)	$156	$(20)	$22	$(88)	$70
Balance Sheet
Equity investments in affiliates	$110	$687	$—	$—	$797
Capital expenditures (a)	4	6	20	—	30
Total Assets	$2,102	$6,070	$428	$189	$8,789

Segment Reporting
Segment Reporting
The Company’s segment structure reflects how management currently operates and allocates resources. The Company's businesses are segregated based on conventional power generation, renewable businesses which consist of solar and wind, and the thermal and chilled water business. The Corporate segment reflects the Company's corporate costs. The Company's chief operating decision maker, its Chief Executive Officer, evaluates the performance of its segments based on operational measures including adjusted earnings before interest, taxes, depreciation and amortization, or Adjusted EBITDA, and CAFD, as well as economic gross margin and net income (loss).
The Company generated more than 10% of its revenues from the following customers for the years ended December 31, 2016, 2015 and 2014:

	2016		2015		2014
Customer	Conventional (%)	Renewables (%)	Conventional (%)	Renewables (%)	Conventional (%)	Renewables (%)
SCE	21%	21%	23%	17%	24%	7%
PG&E	12%	11%	13%	12%	15%	13%

	Year ended December 31, 2016
(In millions)	Conventional Generation	Renewables	Thermal	Corporate	Total
Operating revenues	$333	$518	$170	$—	$1,021
Cost of operations	66	126	114	—	306
Depreciation and amortization	80	197	20	—	297
Impairment losses	—	183	—	—	183
General and administrative	—	—	—	16	16
Acquisition-related transaction and integration costs	—	—	—	1	1
Operating income (loss)	187	12	36	(17)	218
Equity in earnings of unconsolidated affiliates	13	47	—	—	60
Other income, net	1	2	—	—	3
Interest expense	(48)	(147)	(7)	(78)	(280)
Income (loss) before income taxes	153	(86)	29	(95)	1
Income tax benefit	—	—	—	(1)	(1)
Net Income (Loss)	$153	$(86)	$29	$(94)	$2
Balance Sheet
Equity investment in affiliates	$106	$1,046	$—	$—	$1,152
Capital expenditures (a)	7	2	14	—	23
Total Assets	$1,993	$5,988	$426	$429	$8,836

(a) Includes accruals.

	Year ended December 31, 2015
(In millions)	Conventional Generation	Renewables	Thermal	Corporate	Total
Operating revenues	$336	$443	$174	$—	$953
Cost of operations	59	136	126	—	321
Depreciation and amortization	81	197	19	—	297
General and administrative	—	—	—	12	12
Acquisition-related transaction and integration costs	—	—	—	3	3
Operating income (loss)	196	110	29	(15)	320
Equity in earnings of unconsolidated affiliates	14	17	—	—	31
Other income, net	1	2	—	—	3
Loss on debt extinguishment	(7)	(2)	—	—	(9)
Interest expense	(48)	(147)	(7)	(61)	(263)
Income (loss) before income taxes	156	(20)	22	(76)	82
Income tax expense	—	—	—	12	12
Net Income (Loss)	$156	$(20)	$22	$(88)	$70
Balance Sheet
Equity investments in affiliates	$110	$687	$—	$—	$797
Capital expenditures (a)	4	6	20	—	30
Total Assets	$2,102	$6,070	$428	$189	$8,789

(a) Includes accruals.

	Year ended December 31, 2014
(In millions)	Conventional Generation	Renewables	Thermal	Corporate	Total
Operating revenues	$317	$316	$195	$—	$828
Cost of operations	55	83	139	—	277
Depreciation and amortization	82	133	18	—	233
General and administrative	—	—	—	8	8
Acquisition-related transaction and integration costs	—	—	—	4	4
Operating income (loss)	180	100	38	(12)	306
Equity in earnings of unconsolidated affiliates	14	8	—	—	22
Other income, net	—	5	—	1	6
Loss on debt extinguishment	—	(1)	—	—	(1)
Interest expense	(53)	(126)	(7)	(30)	(216)
Income (loss) before income taxes	141	(14)	31	(41)	117
Income tax expense	—	—	—	4	4
Net Income (Loss)	$141	$(14)	$31	$(45)	$113